OTHER ASSETS	12 Months Ended
Dec. 31, 2017
Disclosure of other assets [Abstract]
OTHER ASSETS
OTHER ASSETS
Other assets are comprised of the following for the years ended:

	December 31, 2017	December 31, 2016
	$	$
Corporate owned life insurance held in grantor trust	2,738	1,629
Interest rate swap agreements (1)	2,139	—
Prepaid software licensing	1,402	1,172
Cash surrender value of officers’ life insurance	375	339
Deposits	272	214
Other	72	26
	6,998	3,380

(1)	Refer to Note 21 for additional information regarding the fair value of interest rate swap agreements.